SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Non-controlling interest’s share of gains (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Notes to Financial Statements
Mutual Ditch Company	$ 51,000	$ 4,000